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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sirius Advisors LLC
                 ---------------------------------------------
   Address:      2321 Rosecrans Ave, Suite 3200
                 ---------------------------------------------
                 El Segundo, CA  90245
                 ---------------------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Garrett M. Wilson
         -------------------------------
Title:   President
         -------------------------------
Phone:   (310) 492-5114
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Garrett M. Wilson            El Segundo, CA     February 14, 2007
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 18
                                        --------------------

Form 13F Information Table Value Total: $446,504
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

                                                          VALUE   SHARES OR  SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP      (X$1000)   PRN AMT   PRN  CALL  DSCRETN  MANAGERS       SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AMGEN INC                    COM             031162100    26,663    390,317  SH         SOLE        0        390,317       0     0
BAUSCH & LOMB INC            COM             071707103    11,238    215,863  SH         SOLE        0        215,863       0     0
BOSTON SCIENTIFIC CORP       COM             101137107    34,138  1,987,097  SH         SOLE        0      1,987,097       0     0
COOPER COS INC               COM NEW         216648402     6,249    140,429  SH         SOLE        0        140,429       0     0
IMS HEALTH INC               COM             449934108    10,867    395,450  SH         SOLE        0        395,450       0     0
JOHNSON & JOHNSON            COM             478160104    73,654  1,115,628  SH         SOLE        0      1,115,628       0     0
KINETIC CONCEPTS INC         COM NEW         49460W208     5,557    140,500  SH         SOLE        0        140,500       0     0
MEDTRONIC INC                COM             585055106    25,597    478,355  SH         SOLE        0        478,355       0     0
MERCK & CO INC               COM             589331107    64,559  1,480,708  SH         SOLE        0      1,480,708       0     0
OMNICARE INC                 COM             681904108    29,515    764,049  SH         SOLE        0        764,049       0     0
PHARMANET DEV GROUP INC      COM             717148100     3,328    150,772  SH         SOLE        0        150,772       0     0
PHASE FORWARD INC            COM             71721R406       509     33,957  SH         SOLE        0         33,957       0     0
RES-CARE INC                 COM             760943100       609     33,527  SH         SOLE        0         33,527       0     0
SCHERING PLOUGH CORP         COM             806605101    74,014  3,130,870  SH         SOLE        0      3,130,870       0     0
TEVA PHARMACEUTICAL INDS LTD ADR             881624209    17,887    575,499  SH         SOLE        0        575,499       0     0
UNITEDHEALTH GROUP INC       COM             91324P102    23,109    430,097  SH         SOLE        0        430,097       0     0
WYETH                        COM             983024100    22,839    448,533  SH         SOLE        0        448,533       0     0
ZIMMER HLDGS INC             COM             98956P102    16,174    206,360  SH         SOLE        0        206,360       0     0